Research and development expenses (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Research and development expenses
External research and development expenses		$ 616	$ 416
Personnel expenses		224	168
Digital technology expenses		45	26
Materials and consumables		5	4
Depreciation and amortization		8	5
Other expenses		31	22
Total research and development expenses	[1]	$ 929	$ 642

[1]	Comparative figures have been presented to be consistent with the one adopted in the current period with respect to the combination of research and development expenses and loss from investment in a joint venture.